Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 6,128	$ 20,431	$ 28,795
Accounts receivable, net	116,875	97,551	80,749
Inventories, net	70,606	72,155	48,353
Fair value of derivative instruments	0	823	0
Contract assets	9,608	3,555	0
Prepaid expenses and other current assets	13,253	9,520	6,251
Total current assets	216,470	204,035	164,148
Property, plant and equipment, net	2,511,110	2,488,682	2,399,614
Operating lease right-of-use assets, net	33,453	9,827	0
Goodwill	305,553	305,553	305,553
Identifiable intangible assets, net	125,257	132,362	141,835
Fair value of derivative instruments	51,790	64,517	0
Other assets	607	564	449
Total assets	3,244,240	3,205,540	3,011,599
Current liabilities:
Accounts payable	48,835	37,992	37,593
Accrued liabilities	102,448	93,873	54,866
Contract liabilities	71,917	57,109	51,204
Fair value of derivative instruments		0	398
Total current liabilities	223,200	188,974	144,061
Long-term debt, net of unamortized debt issuance cost	1,747,912	2,720,019	1,845,122
Operating lease liabilities	34,026	6,754	0
Fair value of derivative instruments		0	21,625
Deferred tax liabilities	65,258	57,155	29,639
Other liabilities	2,052	3,545	11,081
Total liabilities	2,072,448	2,976,447	2,051,528
Commitments and contingencies (Note 13)
Stockholders' Equity:
Common stock, par value $0.01 per share; 750,000,000 shares of common stock authorized, 77,400,000 and 59,000,000 shares of common stock issued and outstanding as of September 30, 2023 and December 31, 2022, respectively	774	590	1
Additional paid-in capital	956,465	33,189	871,992
Retained earnings	214,553	195,314	88,078
Total stockholders' equity	1,171,792	229,093	960,071
Total liabilities and stockholders' equity	$ 3,244,240	$ 3,205,540	$ 3,011,599